Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 97.0%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. *	52	$7,406
Lockheed Martin Corp.	264	97,548
		104,954
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	36	3,436
Expeditors International of Washington, Inc.	1,054	113,505
		116,941
Auto Components - 0.1%
BorgWarner, Inc.	232	10,756

Automobiles - 2.6%
Tesla, Inc. *	738	492,932

Banks - 0.0%†
Signature Bank	16	3,618

Beverages - 1.2%
Coca-Cola Co. (The)	1,743	91,873
PepsiCo, Inc.	997	141,026
		232,899
Biotechnology - 3.7%
AbbVie, Inc.	2,061	223,041
Amgen, Inc.	643	159,985
Biogen, Inc. *	51	14,267
Gilead Sciences, Inc.	1,533	99,078
Incyte Corp. *	102	8,290
Moderna, Inc. *	292	38,237
Regeneron Pharmaceuticals, Inc. *	98	46,368
Vertex Pharmaceuticals, Inc. *	561	120,553
		709,819
Building Products - 0.8%
Carrier Global Corp.	69	2,913
Lennox International, Inc.	142	44,246
Trane Technologies PLC	493	81,621
Trex Co., Inc. *	223	20,413
		149,193
Capital Markets - 1.1%
Moody's Corp.	103	30,757
Morgan Stanley	1,725	133,963
Morningstar, Inc.	129	29,030
T Rowe Price Group, Inc.	106	18,190
		211,940
Chemicals - 0.7%
PPG Industries, Inc.	724	108,788
Sherwin-Williams Co. (The)	34	25,093
		133,881
Commercial Services & Supplies - 1.1%
Cintas Corp.	72	24,574
Copart, Inc. *	1,144	124,250
IAA, Inc. *	944	52,052
		200,876

	Shares/ Principal	Fair Value

Construction & Engineering - 0.1%
Quanta Services, Inc.	197	$17,332

Containers & Packaging - 0.1%
Crown Holdings, Inc.	260	25,230

Distributors - 0.4%
Pool Corp.	237	81,822

Diversified Consumer Services - 0.2%
Chegg, Inc. *	139	11,907
Terminix Global Holdings, Inc. *	581	27,696
		39,603
Diversified Financial Services - 0.4%
Voya Financial, Inc.	1,269	80,759

Electric Utilities - 0.1%
Eversource Energy	25	2,165
Xcel Energy, Inc.	104	6,917
		9,082
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	201	16,681
Flex Ltd. *	1,755	32,134
Itron, Inc. *	131	11,613
Keysight Technologies, Inc. *	17	2,438
National Instruments Corp.	353	15,244
Zebra Technologies Corp., Class A *	14	6,793
		84,903
Energy Equipment & Services - 0.3%
Schlumberger NV	2,231	60,661

Entertainment - 2.0%
Activision Blizzard, Inc.	86	7,998
Electronic Arts, Inc.	329	44,537
Lions Gate Entertainment Corp., Class B *	1,279	16,499
Netflix, Inc. *	365	190,406
Roku, Inc. *	145	47,236
Spotify Technology SA *	125	33,494
Take-Two Interactive Software, Inc. *	53	9,365
Zynga, Inc., Class A *	3,448	35,204
		384,739
Equity Real Estate Investment - 1.0%
Brixmor Property Group, Inc.	465	9,407
Equinix, Inc.	198	134,559
Regency Centers Corp.	629	35,671
Simon Property Group, Inc.	164	18,658
		198,295
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	908	320,052
Walmart, Inc.	64	8,693
		328,745
Food Products - 1.0%
General Mills, Inc.	181	11,099

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Food Products (continued)
Hershey Co. (The)	415	$65,637
Kellogg Co.	1,300	82,290
McCormick & Co., Inc.	321	28,620
		187,646
Health Care Equipment & Supplies - 2.1%
ABIOMED, Inc. *	30	9,562
Align Technology, Inc. *	139	75,273
Danaher Corp.	58	13,054
Dexcom, Inc. *	171	61,456
Edwards Lifesciences Corp. *	473	39,562
Hill-Rom Holdings, Inc.	52	5,745
IDEXX Laboratories, Inc. *	180	88,076
Insulet Corp. *	109	28,440
Intuitive Surgical, Inc. *	62	45,814
Novocure Ltd. *	68	8,988
Quidel Corp. *	43	5,501
West Pharmaceutical Services, Inc.	88	24,797
		406,268
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	541	63,876
Anthem, Inc.	71	25,486
Cardinal Health, Inc.	387	23,510
Henry Schein, Inc. *	122	8,447
Humana, Inc.	53	22,220
McKesson Corp.	596	116,244
UnitedHealth Group, Inc.	765	284,634
		544,417
Health Care Technology - 0.2%
Cerner Corp.	605	43,487

Hotels, Restaurants & Leisure - 1.9%
Aramark	339	12,808
Booking Holdings, Inc. *	7	16,309
Chipotle Mexican Grill, Inc. *	84	119,349
Churchill Downs, Inc.	228	51,852
Travel + Leisure Co.	271	16,574
Wendy's Co. (The)	2,990	60,577
Wyndham Hotels & Resorts, Inc.	1,172	81,782
Wynn Resorts Ltd. *	40	5,015
		364,266
Household Durables - 0.2%
DR Horton, Inc.	154	13,724
iRobot Corp. *	120	14,662
		28,386
Household Products - 0.9%
Colgate-Palmolive Co.	2,065	162,784
Procter & Gamble Co. (The)	58	7,855
		170,639
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	139	6,505
Sunnova Energy International, Inc. *	164	6,695
		13,200

	Shares/ Principal	Fair Value

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	284	$61,648
Roper Technologies, Inc.	89	35,897
		97,545
Insurance - 0.6%
Allstate Corp. (The)	56	6,434
First American Financial Corp.	178	10,084
Marsh & McLennan Cos., Inc.	640	77,952
Progressive Corp. (The)	184	17,592
		112,062
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A *	223	459,942
Alphabet, Inc., Class C *	226	467,510
Facebook, Inc., Class A *	2,336	688,022
Pinterest, Inc., Class A *	68	5,034
Twitter, Inc. *	207	13,172
		1,633,680
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. *	385	1,191,221
Chewy, Inc., Class A *	21	1,779
eBay, Inc.	1,262	77,285
Etsy, Inc. *	230	46,384
Wayfair, Inc., Class A *	55	17,311
		1,333,980
IT Services - 8.6%
Accenture PLC, Class A	1,118	308,848
Automatic Data Processing, Inc.	555	104,601
Mastercard, Inc., Class A	963	342,876
PayPal Holdings, Inc. *	1,498	363,774
Square, Inc., Class A *	327	74,245
Twilio, Inc., Class A *	53	18,060
Visa, Inc., Class A	2,034	430,659
		1,643,063
Life Sciences Tools & Services - 1.1%
Adaptive Biotechnologies Corp. *	82	3,301
Agilent Technologies, Inc.	412	52,382
Bruker Corp.	880	56,566
Illumina, Inc. *	77	29,572
Repligen Corp. *	43	8,360
Sotera Health Co. *	597	14,901
Thermo Fisher Scientific, Inc.	115	52,484
		217,566
Machinery - 0.2%
Deere & Co.	33	12,347
Graco, Inc.	26	1,862
Xylem, Inc.	138	14,515
		28,724
Media - 0.3%
Altice USA, Inc., Class A *	923	30,025
New York Times Co. (The), Class A	454	22,982
Sirius XM Holdings, Inc.	670	4,080
		57,087
Multiline Retail - 0.7%
Dollar General Corp.	13	2,634

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Multiline Retail (continued)
Kohl's Corp.	268	$15,976
Nordstrom, Inc. *	1,192	45,141
Target Corp.	343	67,938
		131,689
Multi-Utilities - 0.0%†
Consolidated Edison, Inc.	91	6,807

Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. *	750	54,007
Phillips 66	279	22,750
		76,757
Personal Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	43	12,507

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	2,149	135,666
Eli Lilly and Co.	432	80,706
Johnson & Johnson	362	59,495
Merck & Co., Inc.	1,100	84,799
Zoetis, Inc.	374	58,898
		419,564
Professional Services - 0.4%
Equifax, Inc.	150	27,169
IHS Markit Ltd.	547	52,939
Robert Half International, Inc.	31	2,420
		82,528
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	173	13,686

Road & Rail - 0.5%
Landstar System, Inc.	242	39,945
Schneider National, Inc., Class B	1,039	25,944
Uber Technologies, Inc. *	471	25,674
		91,563
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. *	1,641	128,818
Applied Materials, Inc.	1,761	235,269
Cirrus Logic, Inc. *	82	6,953
Enphase Energy, Inc. *	163	26,432
Intel Corp.	921	58,944
Lam Research Corp.	138	82,143
NVIDIA Corp.	587	313,417
QUALCOMM, Inc.	1,656	219,569
Universal Display Corp.	62	14,680
Xilinx, Inc.	154	19,081
		1,105,306
Software - 17.9%
Adobe, Inc. *	913	434,013
Alteryx, Inc., Class A *	106	8,794
Autodesk, Inc. *	275	76,216
Cadence Design Systems, Inc. *	1,401	191,923

	Shares/ Principal	Fair Value

Software (continued)
Cloudflare, Inc., Class A *	142	$9,977
DocuSign, Inc. *	203	41,097
Five9, Inc. *	62	9,692
HubSpot, Inc. *	141	64,044
Intuit, Inc.	724	277,335
Microsoft Corp.	6,696	1,578,716
New Relic, Inc. *	247	15,186
Oracle Corp.	99	6,947
Paylocity Holding Corp. *	24	4,316
PTC, Inc. *	79	10,874
RingCentral, Inc., Class A *	72	21,447
salesforce.com, Inc. *	612	129,664
ServiceNow, Inc. *	479	239,553
Slack Technologies, Inc., Class A *	305	12,392
Splunk, Inc. *	147	19,916
Synopsys, Inc. *	67	16,601
VMware, Inc., Class A *	439	66,048
Workday, Inc., Class A *	230	57,139
Zendesk, Inc. *	433	57,424
Zoom Video Communications, Inc., Class A *	240	77,110
Zscaler, Inc. *	36	6,180
		3,432,604
Specialty Retail - 1.7%
Best Buy Co., Inc.	201	23,077
Home Depot, Inc. (The)	298	90,964
Lowe's Cos., Inc.	923	175,536
TJX Cos., Inc. (The)	533	35,258
		324,835
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	15,166	1,852,527
Dell Technologies, Inc., Class C *	311	27,415
Hewlett Packard Enterprise Co.	2,253	35,462
HP, Inc.	257	8,160
NetApp, Inc.	244	17,731
		1,941,295
Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. *	185	56,741
NIKE, Inc., Class B	1,429	189,900
Tapestry, Inc. *	224	9,231
		255,872
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	416	19,756
Rocket Cos., Inc., Class A	148	3,417
		23,173
Trading Companies & Distributors - 0.4%
SiteOne Landscape Supply, Inc. *	153	26,123
WW Grainger, Inc.	127	50,918
		77,041

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Wireless Telecommunication Services - 0.0%†
T-Mobile US, Inc. *	19	$2,381

Total Common Stocks (Cost - $12,076,138)		18,558,604
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $568,515)	568,515	568,515

Total Investments - 100.0% (Cost - $12,644,653)		$19,127,119
Other Assets Less Liabilities - Net 0.0%†		3,058
Total Net Assets - 100.0%		$19,130,177

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	2	6/18/2021	$523,590	$6,621